Defined Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Compensation and Employee Benefit Plans [Text Block]
Note J – Defined Benefit Plan
In connection with the acquisition of Arnold, the Company has a defined benefit plan covering substantially all of Arnold’s employees at its Lupfig, Switzerland location. The benefits are based on years of service and the employees’ highest average compensation during the specific period.
The following table sets forth the plan’s funded status and amounts recognized in the Company’s consolidated balance sheets at December 31, 2018 and 2017:

	December 31,
(in thousands)	2018	2017
Change in benefit obligation:
Benefit obligation, beginning of year	$14,753	$13,804
Service cost	536	534
Interest cost	96	94
Actuarial (gain)/loss	(239)	(59)
Plan amendment	(21)	—
Employee contributions and transfer	365	319
Benefits paid	(417)	(555)
Foreign currency translation	(56)	616
Benefit obligation	$15,017	$14,753
Change in plan assets:
Fair value of assets, beginning of period	$11,132	$10,549
Actual return on plan assets	224	348
Company contribution	4	7
Employee contributions and transfer	365	319
Benefits paid	(417)	(555)
Foreign currency translation	(56)	464
Fair value of assets	11,252	11,132
Funded status	$(3,765)	$(3,621)

The unfunded liability of $3.8 million and $3.6 million at December 31, 2018 and 2017, respectively, is recognized in the consolidated balance sheet within other non-current liabilities. Net periodic benefit cost consists of the following:

	Year ended December 31,
(in thousands)	2018	2017	2016

Service cost	$536	$534	$409
Interest cost	96	94	130
Expected return on plan assets	(156)	(155)	(147)
Amortization of unrecognized loss	197	250	165
Net periodic benefit cost	$673	$723	$557

Assumptions used to determine the benefit obligations and components of the net periodic benefit cost at December 31, 2018 and 2017:

	December 31,
	2018	2017

Discount rate	0.88%	0.65%
Expected return on plan assets	1.20%	1.40%
Rate of compensation increase	1.00%	1.00%

The Company considers the historical level of long-term returns and the current level of expected long-term returns for the plan assets, as well as the current and expected allocation of assets when developing its expected long-term rate of return on assets assumption. The assumptions used for the plan are based upon customary rates and practices for the location of the Company.
Arnold expects to contribute approximately $0.4 million to the defined benefit plan in 2019.
The following presents the benefit payments which are expected to be paid for the plan in each year indicated (in thousands):

2019	$809
2020	1,323
2021	740
2022	662
2023	538
Thereafter	3,905
$7,977

Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.
The assets of the plan are reinsured in their entirety with Swiss Life Ltd. (“Swiss Life”) within the framework of the corresponding contracts with Swiss Life Collective BVG Foundation and Swiss Life Complementary Foundation. The assets are guaranteed by the insurance company and pooled with the assets of other participating employers. The allocation of pension plan assets by category in Swiss Life’s group life portfolio is as follows at December 31, 2018:

Certificates of deposit and cash and cash equivalents	62%
Fixed income bonds and securities	8%
Equities and investment funds	12%
Real estate	17%
Other investments	1%
100%

The plan assets are pooled with assets of other participating employers and are not separable; therefore the fair values of the pension plan assets at December 31, 2018 and 2017 were considered Level 3.

Summary of Net Periodic Benefit Cost	Net periodic benefit cost consists of the following:

	Year ended December 31,
(in thousands)	2018	2017	2016

Service cost	$536	$534	$409
Interest cost	96	94	130
Expected return on plan assets	(156)	(155)	(147)
Amortization of unrecognized loss	197	250	165
Net periodic benefit cost	$673	$723	$557

Summary of Assumptions Used to Determine the Benefit Obligations and Components of the Net Periodic Benefit Cost
Assumptions used to determine the benefit obligations and components of the net periodic benefit cost at December 31, 2018 and 2017:

	December 31,
	2018	2017

Discount rate	0.88%	0.65%
Expected return on plan assets	1.20%	1.40%
Rate of compensation increase	1.00%	1.00%

Summary of Expected Foreign Plan Benefit Payments	The following presents the benefit payments which are expected to be paid for the plan in each year indicated (in thousands):

2019	$809
2020	1,323
2021	740
2022	662
2023	538
Thereafter	3,905
$7,977

Summary of Allocation of Assets in Swiss Life's Group Life Portfolio	The allocation of pension plan assets by category in Swiss Life’s group life portfolio is as follows at December 31, 2018:

Certificates of deposit and cash and cash equivalents	62%
Fixed income bonds and securities	8%
Equities and investment funds	12%
Real estate	17%
Other investments	1%
100%